BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS
BALANCE SHEETS [Abstract]
Net allowance for doubtful accounts on trade receivables	$ 84		$ 146
Ordinary shares, par value per share		0.04		0.04
Ordinary shares, shares authorized	125,000,000	125,000,000	125,000,000	125,000,000
Ordinary shares, shares issued	11,486,265	11,486,265	10,873,558	10,873,558
Ordinary shares, shares outstanding	11,486,265	11,486,265	10,873,558	10,873,558